Business Combinations - Schedule of Pro Forma Information (Detail) - Manitoba Harvest And Natura [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Business Acquisition [Line Items]
Revenue	$ 79,707	$ 54,070
Net loss	$ (68,182)	$ (23,856)
Net loss per share - basic and diluted	$ (0.71)	$ (0.31)